Registration Nos. 033-21718
811-05549

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
_____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	41	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	43	[	X	]

(Check appropriate box or boxes.)

REYNOLDS FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin	53202
(Address of Principal Executive Offices)	(Zip Code)

(415) 265-7167 (Registrant’s Telephone Number, including Area Code)

Copy to:
Frederick L. Reynolds	Peter D. Fetzer
Reynolds Capital Management, LLC	Foley & Lardner LLP
3565 South Las Vegas Blvd., #403	777 East Wisconsin Avenue
Las Vegas, NV 89109	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 41 to the Registration Statement of Reynolds Funds, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 40 on Form N‑1A filed January 27, 2017.  This PEA No. 41 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No.40 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Las Vegas and State of Nevada on the 8th day of February 2017.

REYNOLDS FUNDS, INC. (Registrant) By: /s/ Frederick L. Reynolds Frederick L. Reynolds President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Frederick L. Reynolds Frederick L. Reynolds	Principal Executive, Financial and Accounting Officer and Director	February 8, 2017
/s/ Robert E. Stauder Robert E. Stauder	Director	February 8, 2017
/s/ Thomas F. Gilbertson Thomas F. Gilbertson	Director	February 8, 2017

 EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE